Share Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 19, 2013
Share Based Compensation [Abstract]
Number of shares reserved for issuance under the plan				2,000,000
Common stock available for issuance under Equity Incentive Plan	297,000
Unrecognized compensation cost	$ 225,515
Expected period of recognition for unrecognized compensation cost	1 year 2 months 13 days
Fair value of shares vested under the equity incentive plan	$ 61,793	$ 423,316	$ 980,083
Share-based compensation	$ 678,721	$ 2,247,002	$ 2,066,688